Long-term Debt (Tables)	12 Months Ended
Oct. 31, 2019
Schedule of unsecured promissory notes

	Face value	Carrying amount	Interest payable
Balance - October 31, 2018	$50,000	$50,000	$10,444
60% - October 2, 2019 (iii)	50,000	50,000	-
60% - October 17, 2019 (iv)	50,000	50,000	-
Interest expense on long-term debt	-	-	9,535
Debt repayments	-	-	(12,000)
Balance - October 31, 2019	$150,000	$150,000	$7,979
Less: current portion	150,000	150,000	7,979
Balance - October 31, 2019, net of current portion	$-	$-	$-

Transactions related to GR Unlimited’s unsecured promissory notes during the period ended October 31, 2018, include the following:

	Face value	Carrying amount	Interest payable
Balance - October 31, 2017	$552,173	$552,173	$14,860
Amortization of deferred financing costs	642	642	-
Settled in exchange for convertible promissory note (Note 11)	(500,000)	(500,000)	(10,416)
Interest expense on long-term debt	-	-	6,000
Debt repayments	(2,815)	(2,815)	-
Balance - October 31, 2018	$50,000	$50,000	$10,444
Less: current portion	-	-	10,444
Balance - net of current portion	$50,000	$50,000	$-

i)	On February 1, 2017: Principal of $50,000 with simple interest accrued at a rate of 12% per annum. Interest only payments due on the following: (i) $6,000 on each of July 1, 2018 and July 1, 2019 and interest and principal payment, $56,000 due on July 1, 2020. As at October 31, 2019, accrued interest of $4,444 (October 31, 2018 - $10,444) was incurred.

ii)	On October 1, 2017: Principal of $500,000 with simple interest accrued at a rate of 25% per annum. During the period ended October 31, 2018, this Company formalized this debt by way of a convertible promissory note (see note 11 (iii)).

iii)	On October 2, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. As at October 31, 2019, accrued interest of $2,384 was incurred. This amount is owed to a director and officer of the Company.

iv)	On October 17, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. As at October 31, 2019, accrued interest of $1,151 was incurred. This amount is owed to a key member of management.